Segment Information (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Information

	Total	Elim- inations		AmeriGas Propane		UGI International	Midstream & Marketing		UGI Utilities	Corporate & Other (b)
2018 (f)
Revenues from external customers	$7,651.2	$—		$2,823.0		$2,683.8	$1,149.1		$998.5	$(3.2)
Intersegment revenues	$—	$(370.8)	(c)	$—		$—	$272.6		$93.9	$4.3
Cost of sales	$4,074.9	$(366.6)	(c)	$1,314.7		$1,620.1	$1,090.8		$522.9	$(107.0)
Operating income	$1,064.7	$0.3		$347.2	(e)	$217.4	$175.1		$239.9	$84.8
Income (loss) from equity investees	$4.3	$—		$—		$(0.5)	$4.8	(d)	$—	$—
Gain (loss) on foreign currency contracts, net	$16.2	$—		$—		$(12.7)	$—		$—	$28.9
Pension and other postretirement plans non-service (expense) income, net	$(0.6)	$—		$—		$5.7	$(1.2)		$(2.4)	$(2.7)
Interest expense	$(230.1)	$—		$(163.1)		$(21.1)	$(2.4)		$(42.9)	$(0.6)
Income before income taxes	$854.5	$0.3		$184.1		$188.8	$176.3		$194.6	$110.4
Net income attributable to UGI	$718.7	$(1.1)		$174.7		$138.6	$196.8		$148.9	$60.8
Depreciation and amortization	$455.1	$(0.3)		$185.8		$140.6	$43.5		$84.6	$0.9
Noncontrolling interests’ net income (loss)	$103.7	$—		$97.6		$(3.0)	$—		$—	$9.1
Partnership Adjusted EBITDA (a)				$605.5
Total assets	$11,980.9	$(125.3)		$3,933.9		$3,279.0	$1,328.9		$3,266.6	$297.8
Short-term borrowings	$424.9	$—		$232.0		$1.4	$2.0		$189.5	$—
Capital expenditures (including the effects of accruals)	$597.0	$—		$101.3		$111.4	$43.1		$338.5	$2.7
Investments in equity investees	$87.6	$—		$—		$12.8	$74.8		$—	$—
Goodwill	$3,160.4	$—		$2,003.0		$963.7	$11.6		$182.1	$—

2017
Revenues from external customers	$6,120.7	$—		$2,453.5		$1,877.5	$943.0		$847.5	$(0.8)
Intersegment revenues	$—	$(222.7)	(c)	$—		$—	$178.2		$40.1	$4.4
Cost of sales	$2,837.3	$(218.3)	(c)	$1,002.9		$935.3	$856.7		$367.3	$(106.6)
Operating income	$1,010.0	$0.3		$355.3		$194.4	$139.4		$232.7	$87.9
Income from equity investees	$4.3	$—		$—		$—	$4.3	(d)	$—	$—

	Total	Elim- inations		AmeriGas Propane	UGI International	Midstream & Marketing	UGI Utilities	Corporate & Other (b)
Loss on foreign currency contracts, net	$(23.9)	$—		$—	$(0.1)	$—	$—	$(23.8)
Loss on extinguishments of debt	$(59.7)	$—		$(59.7)	$—	$—	$—	$—
Pension and other postretirement plans non-service (expense) income, net	$(5.8)	$—		$—	$1.3	$(0.2)	$(4.4)	$(2.5)
Interest expense	$(223.5)	$—		$(160.2)	$(20.6)	$(2.1)	$(40.2)	$(0.4)
Income before income taxes	$701.4	$0.3		$135.4	$175.0	$141.4	$188.1	$61.2
Net income attributable to UGI	$436.6	$0.1		$44.6	$158.6	$86.9	$116.0	$30.4
Depreciation and amortization	$416.3	$(0.2)		$190.5	$117.4	$35.4	$72.3	$0.9
Noncontrolling interests’ net income	$87.2	$—		$64.4	$0.2	$—	$—	$22.6
Partnership Adjusted EBITDA (a)				$551.3
Total assets	$11,582.2	$(51.5)		$4,069.4	$3,132.0	$1,165.5	$2,994.0	$272.8
Short-term borrowings	$366.9	$—		$140.0	$17.9	$39.0	$170.0	$—
Capital expenditures (including the effects of accruals)	$624.3	$—		$98.1	$90.3	$117.5	$317.7	$0.7
Investments in equity investees	$59.1	$—		$—	$8.1	$51.0	$—	$—
Goodwill	$3,107.2	$—		$2,001.3	$912.2	$11.6	$182.1	$—

2016
Revenues from external customers	$5,685.7	$—		$2,311.8	$1,868.8	$752.3	$751.4	$1.4
Intersegment revenues	$—	$(133.9)	(c)	$—	$—	$114.3	$17.1	$2.5
Cost of sales	$2,437.5	$(131.5)	(c)	$864.8	$903.8	$602.2	$289.8	$(91.6)
Operating income	$992.4	$0.2		$356.3	$206.2	$146.8	$203.6	$79.3
Loss from equity investees	$(0.2)	$—		$—	$(0.2)	$—	$—	$—
Loss on extinguishments of debt	$(48.9)	$—		$(48.9)	$—	$—	$—	$—
Pension and other postretirement plans non-service (expense) income, net	$(4.4)	$—		$—	$0.4	$(0.1)	$(2.7)	$(2.0)
Interest expense	$(228.9)	$—		$(164.1)	$(24.4)	$(2.1)	$(37.6)	$(0.7)
Income before income taxes	$710.0	$0.2		$143.3	$182.0	$144.6	$163.3	$76.6
Net income attributable to UGI	$364.7	$0.1		$43.2	$111.6	$87.1	$97.4	$25.3
Depreciation and amortization	$400.9	$(0.2)		$190.0	$112.4	$30.6	$67.3	$0.8
Noncontrolling interests’ net income	$124.1	$—		$75.9	$—	$—	$—	$48.2
Partnership Adjusted EBITDA (a)				$543.0
Total assets	$10,847.2	$(136.6)		$4,071.8	$2,865.1	$1,038.2	$2,743.1	$265.6
Short-term borrowings	$291.7	$—		$153.2	$0.5	$25.5	$112.5	$—
Capital expenditures (including the effects of accruals)	$604.6	$—		$101.7	$99.9	$140.4	$262.5	$0.1
Investments in equity investees	$25.9	$—		$—	$8.5	$17.4	$—	$—
Goodwill	$2,989.0	$—		$1,978.3	$817.0	$11.6	$182.1	$—

(a)	The following table provides a reconciliation of Partnership Adjusted EBITDA to AmeriGas Propane income before income taxes:

	2018	2017	2016
Partnership Adjusted EBITDA	$605.5	$551.3	$543.0
Depreciation and amortization	(185.8)	(190.5)	(190.0)
Interest expense	(163.1)	(160.2)	(164.1)
Impairment of Partnership tradenames and trademarks	(75.0)	—	—
Loss on extinguishments of debt	—	(59.7)	(48.9)
MGP environmental accrual	—	(7.5)	—
Noncontrolling interest (i)	2.5	2.0	3.3
Income before income taxes	$184.1	$135.4	$143.3

(i)	Principally represents the General Partner’s 1.01% interest in AmeriGas OLP.

(b)
Includes net pre-tax gains on commodity and certain foreign currency derivative instruments not associated with current-period transactions (including such amounts attributable to noncontrolling interests) totaling $132.8, $82.0 and $91.6 in Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively. Fiscal 2017 also includes a pre-tax loss of $11.0 associated with the impairment of a cost basis investment (see Note 2).

(c)	Represents the elimination of intersegment transactions principally among Midstream & Marketing, UGI Utilities and AmeriGas Propane.

(d)	Represents AFUDC associated with PennEast (see Note 2).

(e)	Includes pre-tax impairment charge of $75.0 as a result of a plan to discontinue the use of certain Partnership tradenames and trademarks (see Note 11).

(f)	Fiscal 2018 results include impacts from the TCJA in the U.S. See Notes 6 and 8 for additional information.